Capitalized Software and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Research and Development [Abstract]
Schedule of Intangible Assets

Non-current assets consist of the following at June 30, 2021 and December 31, 2020:

	Amortization Period (in years)	June 30, 2021	December 31, 2020
Capitalized Software		$96,691	$31,700
Intangible Assets:
U.S. Method Patent	13.4	967,500	-
Web Domain	N/A	161,250	-
Trademark	N/A	483,750	-
Total Intangible Assets		$1,612,500	$-